Schedule of effect on loss before tax and on equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (24,542,490)	$ (1,972,954)	$ (1,715,375)
Balance	211,013,563	$ (4,779,266)	$ (2,826,208)
10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	2,876,922
Balance	2,876,922
10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(2,876,922)
Balance	(2,876,922)
Australian dollar [member] | 10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	2,915,020
Balance	2,915,020
Australian dollar [member] | 10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(2,915,020)
Balance	(2,915,020)
Indian rupee [member] | 10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(32,582)
Balance	(32,582)
Indian rupee [member] | 10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	32,582
Balance	32,582
Philippine peso [member] | 10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(4,683)
Balance	(4,683)
Philippine peso [member] | 10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	4,683
Balance	4,683
United arab emirates dirham [member] | 10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(659)
Balance	(659)
United arab emirates dirham [member] | 10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	659
Balance	659
Omani rial [member] | 10% stronger [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(174)
Balance	(174)
Omani rial [member] | 10% weaker [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	174
Balance	$ 174